Trade Receivables and Reseller Financing (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Trade receivables

The composition of trade receivables is as follows:

	12/31/2020	12/31/2019
Domestic customers	3,443,641	3,867,163
Domestic customers – related parties (see Note 8.a)	151	739
Foreign customers	326,442	223,308
Foreign customers – related parties (see Note 8.a)	2,984	3,176
(-) Expected losses on doubtful accounts	(382,096)	(404,886)
	3,391,122	3,689,500
Current	3,318,927	3,635,834
Non-current	72,195	53,666

Trade receivables breakdown

The breakdown of trade receivables, gross of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	3,773,218	2,963,163	124,606	27,970	21,389	47,169	588,921
12/31/2019	4,094,386	3,199,315	159,350	27,320	12,245	61,489	634,667

Breakdown of expected losses on doubtful accounts

The breakdown of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	382,096	21,219	2,154	1,751	2,233	13,378	341,361
12/31/2019	404,886	28,861	1,456	1,625	3,749	23,698	345,497

Composition of reseller financing

The composition of reseller financing is as follows:

	12/31/2020	12/31/2019
Reseller financing – Ipiranga	1,165,395	956,942
(-) Expected losses on doubtful accounts	(197,011)	(156,006)
	968,384	800,936
Current	549,129	436,188
Non-current	419,255	364,748

Breakdown of reseller financing, gross of expected losses on doubtful accounts

The breakdown of reseller financing, gross of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	1,165,395	787,904	10,230	15,237	21,200	28,989	301,835
12/31/2019	956,942	644,488	26,262	10,481	12,616	30,144	232,951

Breakdown of expected losses on doubtful accounts

The breakdown of expected losses on doubtful accounts, is as follows:

			Past due
	Total	Current	less than 30 days	31-60 days	61-90 days	91-180 days	more than 180 days
12/31/2020	197,011	22,872	785	1,812	2,397	14,684	154,461
12/31/2019	156,006	21,337	2,519	1,063	1,313	14,639	115,135

Trade receivables [member] | IFRS 9 [member]
Statement [Line Items]
Summary of Movements in the allowance losses on doubtful debts

Movements in the allowance for expected losses on doubtful accounts are as follows:

Balance as of December 31, 2018	385,080
Additions	189,192
Reversals	(119,640)
Write-offs	(49,746)
Balance as of December 31, 2019	404,886
Additions	194,220
Reversals	(203,994)
Write-offs	(13,016)
Balance as of December 31, 2020	382,096

Reseller Financing Ipiranga [Member] | IFRS 9 [member]
Statement [Line Items]
Summary of Movements in the allowance losses on doubtful debts

Movements in the allowance for expected losses on doubtful accounts are as follows:

Balance as of December 31, 2018	139,699
Additions	30,601
Reversals	(14,294)
Balance as of December 31, 2019	156,006
Additions	74,745
Reversals	(29,791)
Write-offs	(3,949)
Balance as of December 31, 2020	197,011